Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME/(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2021	2022	2023

Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$69,274	$(17,343)	$(65,805)
Net income from discontinued operations attributable to Sohu.com Limited, basic	858,451	0	35,426
Net income/(loss) attributable to Sohu.com Limited, basic	927,725	(17,343)	(30,379)
Effect of dilutive securities:
Incremental dilution from Sogou	(20)	0	0
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	69,274	(17,343)	(65,805)
Net income from discontinued operations attributable to Sohu.com Limited, diluted	858,431	0	35,426

Net income/(loss) attributable to Sohu.com Limited, diluted	$927,705	$(17,343)	$(30,379)

Denominator:
Weighted average basic ordinary shares outstanding	39,501	34,945	34,109

Weighted average diluted ordinary shares outstanding	$39,501	$34,945	$34,109

Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$1.75	$(0.50)	$(1.93)
Discontinued operations	21.74	0	1.04

Net income/(loss) per share	23.49	(0.50)	(0.89)

Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$1.75	$(0.50)	$(1.93)
Discontinued operations	21.74	0	1.04

Net income/(loss) per share	23.49	(0.50)	(0.89)